Non-controlling interests (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss), attributable to [abstract]
Profit attributable to non-controlling interests	R$ 224,518	R$ 213,300	R$ 213,984
Of which:
Santander Leasing S.A. Arrendamento Mercantil	3	25	48
Getnet S.A.	3,962	55,518	48,842
Olé Consignado S.A.	199,332	138,527	53,286
Santander Serviços Técnicos, Administrativos e de Corretagem de Seguros	0	0	92,365
BW Guirapá S.A.	0	0	(776)
Banco PSA Finance Brasil S.A.	15,887	17,914	19,884
Rojo Entretenimento S.A.	230	166	0
Banco Hyundai Capital	2,520	0	0
Return Capital Serviços de Recuperação de Créditos S.A. (Current name of Ipanema Empreendimentos e Participações Ltda.)	R$ 2,584	R$ 1,150	R$ 335